Fees Summary	Oct. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 230,257,703.74
Previously Paid Amount	0.00
Total Fee Amount	31,798.59
Total Offset Amount	0.00
Net Fee	$ 31,798.59